Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	8 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Cash Flows from Operating Activities:
Net (loss) income	$ 1,077,153	$ (8,476,556)	$ 2,117,431	$ 2,350,168
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(1,447,296)	(804,106)	(3,440,046)	(4,289,906)
Unrealized gain on marketable securities held in Trust Account	(301,126)		(29,197)	(18,040)
Deferred tax (benefit) provision	63,236	(12,948)	(55,838)	(58,665)
Changes in operating assets and liabilities:
Prepaid expenses	(59,716)	(17,709)	24,943	56,105
Prepaid income taxes		(430,271)
Accounts payable and accrued expenses	163,863	8,667,140	(50,075)	335,762
Income taxes payable	223,095	(631,180)	388,635	408,085
Net cash used in operating activities	(280,791)	(1,705,630)	(1,044,147)	(1,216,491)
Cash Flows from Investing Activities:
Investment in Trust Account	(200,000,000)	(2,639,395)
Cash withdrawn from Trust Account in connection with redemption		47,175
Cash withdrawn from Trust Account to pay franchise taxes and income taxes		1,295,252	563,619	741,802
Net cash (used in) provided by investing activities	(200,000,000)	(1,296,968)	563,619	741,802
Cash Flows from Financing Activities:
Proceeds from issuance of common stock to initial stockholders	25,000
Proceeds from sale of Units, net of underwriting discounts paid	196,000,000
Proceeds from sale of Private Placement Units	6,550,000
Proceeds from promissory note – related party	150,000	1,799,587
Repayment of promissory notes – related parties	(150,000)
Payment of offering costs	(532,114)
Redemption of common stock		(47,175)
Net cash provided by financing activities	202,042,886	1,752,412
Net Change in Cash	1,762,095	(1,250,186)	(480,528)	(474,689)
Cash – Beginning		1,287,406	1,762,095	1,762,095
Cash – Ending	1,762,095	37,220	1,281,567	1,287,406
Supplementary cash flow information:
Cash paid for income taxes		1,061,451	440,463	503,035
Non-cash investing and financing activities:
Initial classification of common stock subject to possible redemption	190,039,460
Change in value of common stock subject to possible redemption	1,080,578	$ (8,476,548)	$ 2,117,423	2,350,160
Deferred underwriting fee payable	$ 7,000,000